DEFINED BENEFIT PENSION PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net period benefit cost:
Service cost	$ 1.6	$ 1.5	$ 4.4	$ 4.9	$ 6.0	$ 4.9	$ 5.8
Interest cost	0.2	0.7	2.3	1.6	4.2	7.0	7.2
Expected return on plan assets	4.5	4.2	12.0	13.7
Total benefit income	$ 2.7	$ 2.0	$ 5.3	$ 7.2	(6.9)	(4.0)	(5.0)
Changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net actuarial loss (gain), net					47.1	49.7	(9.9)
Loss recognized during fiscal year due to settlement					(0.9)	(0.6)
Prior service credit occurring during fiscal year						(12.4)
Prior Service Credit Amortized During Fiscal Year					1.4
Net (Loss) or Gain Amortized During Fiscal Year					(0.6)
Asset loss (gain) occurring during the year					(4.9)	(35.1)	25.2
Total loss recognized in other comprehensive loss					42.1	1.6	15.3
Total recognized in net periodic benefit cost and other comprehensive income					35.2	(2.4)	10.3
Selling, general and administrative expenses
Net period benefit cost:
Service cost					6.0	4.9	5.8
Total benefit income					6.0	4.9	5.8
Other (income) expense net
Net period benefit cost:
Interest cost					4.2	7.0	7.2
Expected return on plan assets					(17.2)	(16.5)	(18.0)
Amortization of prior service cost and net actuarial loss					(0.8)
Loss recognized during fiscal year due to settlement					0.9	0.6
Total benefit income					$ (12.9)	$ (8.9)	$ (10.8)